Risk management - Revaluation reserve equity securities at fair value through other comprehensive income (Details) - Equity securities at FVOCI [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ 1,181	€ 1,580
Positive re-measurement [Member]
Fair value measurement of equity [line items]
Revaluation reserves: financial assets	1,201	1,582
Negative re-measurement [Member]
Fair value measurement of equity [line items]
Revaluation reserves: financial assets	€ (20)	€ (2)